Cover Page	Sep. 14, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 14, 2025
Amendment Flag	false
Entity Central Index Key	0001093557
Entity Registrant Name	DEXCOM, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-51222
Entity Tax Identification Number	33-0857544
Entity Address, Address Line One	6340 Sequence Drive
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	858
Local Phone Number	200-0200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 Par Value Per Share
Trading Symbol	DXCM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false